Property and Equipment, Net (Details)	6 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Property and Equipment, Net [Abstract]
Depreciation expense	$ 55,053	$ 7,073	$ 53,548
Purchase of property and equipment	$ 43,500	$ 5,589	$ 48,240